Fair value of financial instruments - Summary of Change in Estimated Fair Value of Company's Level 3 Financial Instrument (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Increase in the value of private placement warrants	$ 4,846	$ 593	$ 448	$ 382
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance ending	7,055		3,666	3,270
Level 3 [Member] | Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance beginning	3,666	3,270	3,270
Private placement warrants issued				2,888
Change in the value of private placement warrants			448	382
Change due to exercise of private placement warrants	(1,457)		(52)
Increase in the value of private placement warrants	4,846
Balance ending	$ 7,055		$ 3,666	$ 3,270